SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	¥ 79,358,888	$ (12,453,155)	¥ 22,429,739	$ 3,437,515